Related party transactions - Lease Agreements - Summary (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease Transactions
Depreciation	€ 690,476	€ 703,999	€ 700,276
Interest expense	143,160	159,148	171,724
Leases balances
Right-of-use asset	4,316,440	4,129,888
Lease Agreements
Lease Transactions
Depreciation	21,585	21,161	17,169
Interest expense	1,753	2,012	1,897
Lease expense	1,692	3,024	4,457
Leases balances
Right-of-use asset	116,975	138,261
Lease liability	119,281	140,020
Fresenius SE | Lease Agreements
Lease Transactions
Depreciation	7,876	7,925	4,580
Interest expense	661	740	501
Lease expense	1,654	2,452	4,005
Leases balances
Right-of-use asset	48,794	58,073
Lease liability	50,997	58,610
Fresenius SE affiliates | Lease Agreements
Lease Transactions
Depreciation	13,709	13,236	12,589
Interest expense	1,092	1,272	1,396
Lease expense	38	572	€ 452
Leases balances
Right-of-use asset	68,181	80,188
Lease liability	€ 68,284	€ 81,410